Equity Investments (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 19, 2019	Jan. 19, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maturity date		Mar. 17, 2020	Jan. 17, 2019	Jan. 18, 2020
Impairment loss
Ling Ban Online [Member]
Equity investments	$ 430,000
Equity interest, percentage	6.50%
Uncollected service including accounts receivable, net				$ 109,000
Maturity date	Jun. 15, 2020
Ling Ban Online [Member] | Chief Executive Officer [Member]
Equity investments	$ 1,290,000